RECLAMATION AND CLOSURE COST OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of reclamation and closure cost obligations [Abstract]
Detailed information about reclamation and closure cost obligations [Text Block]
Changes to the reclamation and closure cost obligations are as follows:

(in millions of U.S. dollars)	Rainy River	New Afton	Mesquite	Peak Mines	Cerro San Pedro	Blackwater	Total
Changes to reclamation and closure cost obligations
Balance – December 31, 2015	7.9	7.4	13.2	14.2	17.8	8.3	68.8
Reclamation expenditures	-	-	-	-	(2.6)	-	(2.6)
Unwinding of discount	0.2	0.1	0.2	0.3	0.7	0.2	1.7
Revisions to expected cash flows	11.8	(0.1)	0.2	(0.7)	4.2	0.1	15.5
Foreign exchange movement	0.1	0.2	-	(0.1)	(2.0)	0.3	(1.5)
Balance – December 31, 2016	20.0	7.6	13.6	13.7	18.1	8.9	81.9
Less: current portion of closure costs (Note 8)	-	-	-	(0.1)	(0.8)	-	(0.9)
Non-current portion of closure costs	20.0	7.6	13.6	13.6	17.3	8.9	81.0
Balance – December 31, 2016	20.0	7.6	13.6	13.7	18.1	8.9	81.9
Reclamation expenditures	-	(0.2)	-	(0.1)	(1.0)	(0.1)	(1.4)
Unwinding of discount	0.4	0.2	0.3	0.4	0.2	0.2	1.7
Revisions to expected cash flows	41.4	3.2	6.6	3.1	1.2	(0.3)	55.2
Foreign exchange movement	1.6	0.8	-	1.1	0.7	0.7	4.9
Less: amounts reclassified as held for sale	-	-	-	(18.2)	-	-	(18.2)
Balance – December 31, 2017	63.4	11.6	20.5	-	19.2	9.4	124.1
Less: current portion of closure costs (Note 8)	-	-	(0.2)	-	(2.4)	-	(2.6)
Non-current portion of closure costs	63.4	11.6	20.3	-	16.8	9.4	121.5